Share based payments - Share-based expense by award type (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 10,126	£ 2,705	£ 13,686	£ 3,149
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	6,650	2,541	8,860	2,985
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	823	0	823	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	137	0	137	0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	1,286	164	1,419	164
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 1,230	£ 0	£ 2,447	£ 0